Acquisitions - Acquisition-Related Costs (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2021	Nov. 01, 2020	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019
L&M
Business Acquisition [Line Items]
Acquisition-related costs	$ 0.7	$ 0.0	$ 0.9	$ 0.0
Pacific Pipe
Business Acquisition [Line Items]
Acquisition-related costs	1.0	0.0	1.2	0.0
R&B
Business Acquisition [Line Items]
Acquisition-related costs	0.0	0.0	0.0	1.4	$ 1.4	$ 1.1	$ 0.0
Other 2021 Acquisitions
Business Acquisition [Line Items]
Acquisition-related costs	$ 0.0	$ 0.0	$ 0.0	$ 0.0
WWSC Acquisition
Business Acquisition [Line Items]
Acquisition-related costs					0.1	0.0	0.0
LIP Acquisition
Business Acquisition [Line Items]
Acquisition-related costs					0.0	0.5	1.0
Maskell Acquisition
Business Acquisition [Line Items]
Acquisition-related costs					0.0	0.1	0.0
Other Acquisitions
Business Acquisition [Line Items]
Acquisition-related costs					$ 0.0	$ 0.1	$ 0.2